Note 25 - Supplemental Cash Flow Information - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Purchase of marketable securities	$ (1,522)
Proceeds from disposal of marketable securities	664	867
Cash received on settlement of derivatives	2,079	2,555
Other inflows (outflows) of cash	1,221	3,422
Decrease in trade and other receivables	24	1,304
(Increase) decrease in value added taxes receivable	(27,525)	30,028
(Increase) decrease in inventories	(4,288)	2,829
(Increase) decrease in prepaid expenses and other	(692)	776
Decrease in income taxes payable	(1,115)	(6,569)
Increase in trade and other payables	10,765	8,959
Increase (decrease) in working capital	(22,831)	37,327
Transfer of share-based payments reserve upon settlement of RSUs	992	988
Transfer of share-based payments reserve upon exercise of options	5,903	5,986
Acquisition of mining interests	$ (8,179)